RESTATEMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 699,901	$ 506,234	$ 584,394	$ 10,641
Adjustments to reconcile Net Income (Loss) to net cash used in operating activities:
Depreciation			160,117	26,409
Accumulated Amortization			236,130	0
Net change right-of-use assets and liabilities	(45,289)	0	(19,313)	28,755
Change in operating assets and liabilities:
Accounts receivable	(617,335)	(135,292)	(671,730)	756,095
Employee Cash Advances			(3,000)	0
Inventory	186,026	(131,475)	(41,793)	(690,069)
Finished Goods Inventory			19,535	(181,453)
Work in process Inventory			7,584	(19,241)
Sales Demo Inventory			396,050	(786,414)
Accounts payable	87,044	(42,692)	(636,147)	50,476
Unearned product Revenues				779,128
Sales tax payable				12,665
Net cash used in Operating Activities	462,270	(200,783)	1,375,287	(1,525,198)
INVESTING ACTIVITIES
Purchase of Machinery & Equipment			(2,750)	(794,945)
Purchase of Vehicles			0	(9,989)
Purchase of Office & Computer Equipment			(2,995)	(39,449)
Purchase of R&D Equipment			(6,920)	(31,053)
Cash outlay for intangible assets	(4,195)	(2,995)
Net Cash Used In Investing Activities	(4,195)	(5,745)	(229,465)	(4,059,716)
FINANCING ACTIVITIES
Proceeds from Notes			(665,084)	926,768
Proceeds from PPP loans	(317,328)	198,750	118,578	198,750
Dividents paid			(310,280)
Proceeds from Sale of Common Stock				4,786,110
Net cash provided by Financing Activities	(533,723)	(18,281)	(856,787)	5,911,628
Cash - Beginning of period	326,714	0	326,714	0
Cash - End of period	540,101	503,470	615,749	326,714
Cash Paid During the Year for:
Income taxes			15,456	68
Interests	14,426	32,453	49,351	43,300
Notes Paid During the Year for:
ICT Investments Loan:Note 2			(428,243)	(689,937)
ICT Investments Loan:Notes 2			(236,841)	(236,841)
Total Note			(665,084)	(926,778)
Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			584,394	10,641
Adjustments to reconcile Net Income (Loss) to net cash used in operating activities:
Depreciation			160,117	26,409
Accumulated Amortization			236,130	0
Net change right-of-use assets and liabilities			(19,313)	28,755
Change in operating assets and liabilities:
Accounts receivable			671,730	(756,095)
Employee Cash Advances			(3,000)	0
Inventory			41,793	690,069
Finished Goods Inventory			19,535	(181,453)
Work in process Inventory			7,584	(19,241)
Sales Demo Inventory			396,050	(786,414)
Accounts payable			(636,147)	50,476
Unearned product Revenues				779,128
Sales tax payable				12,665
Net cash used in Operating Activities			1,375,287	(1,525,198)
INVESTING ACTIVITIES
Purchase of Machinery & Equipment			(2,750)	(794,945)
Purchase of Vehicles			0	(9,989)
Purchase of Office & Computer Equipment			(2,995)	(39,449)
Purchase of R&D Equipment			(6,920)	(31,053)
Cash outlay for intangible assets			(216,800)	(3,184,280)
Net Cash Used In Investing Activities			(229,465)	(4,059,716)
FINANCING ACTIVITIES
Proceeds from Notes			(665,084)	926,768
Proceeds from PPP loans			118,578	198,750
Dividents paid			(310,280)	0
Proceeds from Sale of Common Stock				4,786,110
Net cash provided by Financing Activities			(856,787)	5,911,628
Net cash increase for period			289,035	326,714
Cash - Beginning of period	$ 326,714	$ 0	326,714	0
Cash - End of period			615,749	326,714
Cash Paid During the Year for:
Income taxes			15,456	68
Interests			49,351	43,300
Notes Paid During the Year for:
ICT Investments Loan:Note 2			(428,243)	(689,937)
ICT Investments Loan:Notes 2			(236,841)	(236,841)
Total Note			$ (665,084)	$ (926,778)